Concentration of Risks (Tables)	12 Months Ended
Dec. 31, 2021
Concentration of Risks [Abstract]
Schedule of consolidated financial statements
	As of December 31,
	2020	2021
Balance sheet items, except for equity accounts	6.5249	6.3757

	Years ended December 31,
	2020	2021
Items in the statements of operations and comprehensive loss	6.8976	6.4515